MERRIMAC SERIES

Merrimac Cash Series
Merrimac Prime Series
Merrimac Treasury Series
Merrimac Treasury Plus Series
Merrimac U.S. Government Series
Merrimac Municipal Series

Institutional Class

Supplement dated July 3, 2007 to the Prospectus dated May 1, 2007

Effective July 3, 2007, the Prospectus of the Merrimac Series (the “Trust”) dated May 1, 2007 is hereby supplemented and amended as follows:

The following replaces the third paragraph under the “Risk/Return Summaries” heading on page 1 of the Prospectus:

The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Advisory LLC (the “Adviser”) as investment adviser. The Adviser acts as a “manager of managers” for the Portfolios, and supervises adherence by the investment sub-advisers (each a “Sub-Adviser”) of each Fund’s investment policies and guidelines.

The following replaces the first paragraph under the “Funds’ Management” heading on page 15 of the Prospectus:

Investment Adviser. The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Advisory LLC (the “Adviser”) (formerly organized as Investors Bank & Trust Company—Advisory Division) as investment adviser. The Adviser is a wholly-owned subsidiary of State Street Bank and Trust Company (“State Street”). On February 4, 2007, State Street Corporation (“SSC”) entered into an Agreement and Plan of Reorganization (the Reorganization Agreement”) with Investors Financial Services Corp. (“IFSC”). Pursuant to the Reorganization Agreement, IFSC merged into SSC effective July 2, 2007. The Adviser continuously reviews and supervises the Portfolios’ investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. The Adviser’s business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Portfolios each pay the Adviser a unitary fee for the services provided by the Adviser, as Adviser, and State Street, as Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets (“ANA”) of each of these Portfolios.

The fifth paragraph under the “Funds’ Management” heading on page 15 of the Prospectus is deleted.

The following replaces the first paragraph of the “General Information” section found under the “Shareholder Information” heading on page 16 of the Prospectus:

General Information. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers each Fund’s shares to the public on a continuous basis. Shares of each Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by State Street, the Funds’ Custodian. See the Account Application or call 1-888-637-7622 for instructions on how to make payment for shares or to make general inquiries.

The following table replaces the similar table found in the “Other Information” section under the “Shareholder Information” heading on page 16 of the prospectus:

State Street Bank & Trust Company
ABA #: 011001438
Attn: Name of Fund
DDA #: 717171333
Name of Account
Account #
Amount of Wire:

The following replaces the first paragraph found in the “Redemptions” section under the “Shareholder Information” heading on page 17 of the Prospectus:

Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after State Street has received a proper notice of redemption as described below. If notice of redemption is received prior to the times set forth below on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt.

The following replaces the first “Redemption By Wire” paragraph found in the “Redemptions” section under the “Shareholder Information” heading on page 18 of the Prospectus:

Redemption By Wire. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide State Street with the dollar amount to be redeemed and the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder’s account number).

The following replaces the “Redemption By Mail” paragraph found in the “Redemptions” section under the “Shareholder Information” heading on page 18 of the Prospectus:

Redemption By Mail. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to State Street Bank & Trust Company, P.O. Box 642, Boston, MA 02117-0642. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific “Medallion Guaranteed” stamp. In certain instances, State Street may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

The following replaces the first “Telephone Redemption” paragraph found in the “Redemptions” section under the “Shareholder Information” heading on page 18 of the Prospectus:

Telephone Redemption. A shareholder may request redemption by calling State Street at 1-888-637-7622. The telephone redemption option is made available to shareholders of a Fund on the Account Application. Shareholders will automatically be given the telephone redemption option unless that option has been declined on the Account Application. Each Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by a Fund. Neither the Funds nor State Street will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. A Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with State Street. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

The following replaces the first paragraph found in the “Class Expenses and Distribution and Shareholder Servicing Plans” section under the “Shareholder Information” heading on page 20 of the Prospectus:

Institutional Class shares are subject to a shareholder servicing fee of up to 0.25% of average net assets. The Funds offer Institutional Class shares through certain financial intermediaries, including State Street (“Service Organizations”), which have entered into shareholder servicing agreements with the Funds. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of Fund shares.

MERRIMAC SERIES

Merrimac Cash Series
Merrimac Prime Series
Merrimac Treasury Series
Merrimac Treasury Plus Series
Merrimac U.S. Government Series
Merrimac Municipal Series

Investment Class

Supplement dated July 3, 2007 to the Prospectus dated May 1, 2007

Effective July 3, 2007, the Prospectus of the Merrimac Series (the “Trust”) dated May 1, 2007 is hereby supplemented and amended as follows:

The following replaces the third paragraph under the “Risk/Return Summaries” heading on page 1 of the Prospectus:

The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Advisory LLC (the “Adviser”) as investment adviser. The Adviser acts as a “manager of managers” for the Portfolios, and supervises adherence by the investment sub-advisers (each a “Sub-Adviser”) of each Fund’s investment policies and guidelines.

The following replaces the first paragraph under the “Funds’ Management” heading on page 15 of the Prospectus:

Investment Adviser. The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Advisory LLC (the “Adviser”) (formerly organized as Investors Bank & Trust Company—Advisory Division) as investment adviser. The Adviser is a wholly-owned subsidiary of State Street Bank & Trust Company (“State Street”). On February 4, 2007, State Street Corporation (“SSC”) entered into an Agreement and Plan of Reorganization (the Reorganization Agreement”) with Investors Financial Services Corp. (“IFSC”). Pursuant to the Reorganization Agreement, IFSC merged into SSC effective July 2, 2007. The Adviser continuously reviews and supervises the Portfolios’ investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. The Adviser’s business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Portfolios each pay the Adviser a unitary fee for the services provided by the Adviser, as Adviser, and State Street, as Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets (“ANA”) of each of these Portfolios.

The fifth paragraph under the “Funds’ Management” heading on page 15 of the Prospectus is deleted.

The following replaces the first paragraph of the “General Information” section found under the “Shareholder Information” heading on page 16 of the Prospectus:

General Information. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers each Fund’s shares to the public on a continuous basis. Shares of each Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by State Street, the Funds’ Custodian. See the Account Application or call 1-888-637-7622 for instructions on how to make payment for shares or to make general inquiries.

The following table replaces the similar table found in the “Other Information” section under the “Shareholder Information” heading on page 16 of the prospectus:

State Street Bank & Trust Company
ABA #: 011001438
Attn: Name of Fund
DDA #: 717171333
Name of Account
Account #
Amount of Wire:

The following replaces the first paragraph found in the “Redemptions” section under the “Shareholder Information” heading on page 17 of the Prospectus:

Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after State Street has received a proper notice of redemption as described below. If notice of redemption is received prior to the times set forth below on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt.

The following replaces the first “Redemption By Wire” paragraph found in the “Redemptions” section under the “Shareholder Information” heading on page 18 of the Prospectus:

Redemption By Wire. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide State Street with the dollar amount to be redeemed and the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder’s account number).

The following replaces the “Redemption By Mail” paragraph found in the “Redemptions” section under the “Shareholder Information” heading on page 18 of the Prospectus:

Redemption By Mail. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to State Street Bank & Trust Company, P.O. Box 642, Boston, MA 02117-0642. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific “Medallion Guaranteed” stamp. In certain instances, State Street may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

The following replaces the first “Telephone Redemption” paragraph found in the “Redemptions” section under the “Shareholder Information” heading on page 18 of the Prospectus:

Telephone Redemption. A shareholder may request redemption by calling State Street at 1-888-637-7622. The telephone redemption option is made available to shareholders of a Fund on the Account Application. Shareholders will automatically be given the telephone redemption option unless that option has been declined on the Account Application. Each Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by a Fund. Neither the Funds nor State Street will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. A Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with State Street. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

The following replaces the second paragraph found in the “Class Expenses and Distribution and Shareholder Servicing Plans” section under the “Shareholder Information” heading on page 20 of the Prospectus:

The Funds offer Investment Class shares through certain financial intermediaries, including State Street (“Service Organizations”), which have entered into shareholder servicing agreements with the Funds. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of Fund shares. The Board of Trustees has approved a Distribution Plan with respect to the Investment Class shares. Under the Distribution Plan, the Agent is entitled to receive a fee (as set forth above) with respect to the assets contributed to a Fund by shareholders who are clients or customers of the Agent. For the fiscal year ended December 31, 2006, Investors Bank & Trust Company, an affiliate of the funds, received substantially all of the fees paid under the Distribution Plan for the general marketing activities that it provided. Because these fees are paid out of Fund assets on an ongoing basis, over time the cost of investing in the Funds may cost more than paying other types of sales charges.

MERRIMAC SERIES

Merrimac Cash Series
Merrimac U.S. Government Series

Nottingham Class

Supplement dated July 3, 2007 to the Prospectus dated May 1, 2007

Effective July 3, 2007, the Prospectus of the Merrimac Series (the “Trust”) dated May 1, 2007 is hereby supplemented and amended as follows:

The following replaces the third paragraph under the “Risk/Return Summaries” heading on page 1 of the Prospectus:

The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Advisory LLC (the “Adviser”) as investment adviser. The Adviser acts as a “manager of managers” for the Portfolios, and supervises adherence by the investment sub-advisers (each a “Sub-Adviser”) of each Fund’s investment policies and guidelines.

The following replaces the first paragraph under the “Funds’ Management” heading on page 7 of the Prospectus:

Investment Adviser. The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Advisory LLC (the “Adviser”) (formerly organized as Investors Bank & Trust Company—Advisory Division) as investment adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation (“SSC”). On February 4, 2007, State Street Corporation (“SSC”) entered into an Agreement and Plan of Reorganization (the Reorganization Agreement”) with Investors Financial Services Corp. (“IFSC”). Pursuant to the Reorganization Agreement, IFSC merged into SSC effective July 2, 2007. The Adviser continuously reviews and supervises the Portfolios’ investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. The Adviser’s business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Portfolios each pay the Adviser a unitary fee for the services provided by the Adviser, as Adviser, and State Street, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets (“ANA”) of each of these Portfolios.

The fifth paragraph under the “Funds’ Management” heading on page 7 of the Prospectus is deleted.

The following replaces the first paragraph of the “General Information” section found under the “Shareholder Information” heading on page 8 of the Prospectus:

General Information. The Nottingham Class will only be available to clients of The Nottingham Company. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers each Fund’s shares to the public on a continuous basis. Shares of each Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by State Street, the Funds’ Custodian. See the Account Application or call 1-800-773-3863 for instructions on how to make payment for shares or to make general inquiries.

MERRIMAC SERIES

Merrimac Prime Series
Merrimac Treasury Series
Merrimac Treasury Plus Series
Merrimac Municipal Series

Nottingham Class

Supplement dated July 3, 2007 to the Prospectus dated May 1, 2007

Effective July 3, 2007, the Prospectus of the Merrimac Series (the “Trust”) dated May 1, 2007 is hereby supplemented and amended as follows:

The following replaces the third paragraph under the “Risk/Return Summaries” heading on page 1 of the Prospectus:

The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Advisory LLC (the “Adviser”) as investment adviser. The Adviser acts as a “manager of managers” for the Portfolios, and supervises adherence by the investment sub-advisers (each a “Sub-Adviser”) of each Fund’s investment policies and guidelines.

The following replaces the first paragraph under the “Funds’ Management” heading on page 11 of the Prospectus:

Investment Adviser. The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Advisory LLC (the “Adviser”) (formerly organized as Investors Bank & Trust Company—Advisory Division) as investment adviser. The Adviser is a wholly-owned subsidiary of State Street Bank and Trust Company (“State Street”). On February 4, 2007, State Street Corporation (“SSC”) entered into an Agreement and Plan of Reorganization (the Reorganization Agreement”) with Investors Financial Services Corp. (“IFSC”). Pursuant to the Reorganization Agreement, IFSC merged into SSC effective July 2, 2007. The Adviser continuously reviews and supervises the Portfolios’ investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. The Adviser’s business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Portfolios each pay the Adviser a unitary fee for the services provided by the Adviser, as Adviser, and State Street, as Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets (“ANA”) of each of these Portfolios.

The fifth paragraph under the “Funds’ Management” heading on page 11 of the Prospectus is deleted.

The following replaces the first paragraph of the “General Information” section found under the “Shareholder Information” heading on page 13 of the Prospectus:

General Information. The Nottingham Class will only be available to clients of The Nottingham Company. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers each Fund’s shares to the public on a continuous basis. Shares of each Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by State Street, the Funds’ Custodian. See the Account Application or call 1-800-773-3863 for instructions on how to make payment for shares or to make general inquiries.

MERRIMAC SERIES

Merrimac Cash Series
Merrimac Prime Series
Merrimac Treasury Series
Merrimac Treasury Plus Series
Merrimac U.S. Government Series
Merrimac Municipal Series

Premium Class

Supplement dated July 3, 2007 to the Prospectus dated May 1, 2007

Effective July 3, 2007, the Prospectus of the Merrimac Series (the “Trust”) dated May 1, 2007 is hereby supplemented and amended as follows:

The following replaces the third paragraph under the “Risk/Return Summaries” heading on page 1 of the Prospectus:

The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Advisory LLC (the “Adviser”) as investment adviser. The Adviser acts as a “manager of managers” for the Portfolios, and supervises adherence by the investment sub-advisers (each a “Sub-Adviser”) of each Fund’s investment policies and guidelines.

The following replaces the first paragraph under the “Funds’ Management” heading on page 15 of the Prospectus:

Investment Adviser. The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Advisory LLC (the “Adviser”) (formerly organized as Investors Bank & Trust Company—Advisory Division) as investment adviser. The Adviser is a wholly-owned subsidiary of State Street Bank & Trust Company (“State Street”). On February 4, 2007, State Street Corporation (“SSC”) entered into an Agreement and Plan of Reorganization (the Reorganization Agreement”) with Investors Financial Services Corp. (“IFSC”). Pursuant to the Reorganization Agreement, IFSC merged into SSC effective July 2, 2007. The Adviser continuously reviews and supervises the Portfolios’ investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. The Adviser’s business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Portfolios each pay the Adviser a unitary fee for the services provided by the Adviser, as Adviser, and State Street, as Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets (“ANA”) of each of these Portfolios.

The fifth paragraph under the “Funds’ Management” heading on page 15 of the Prospectus is deleted.

The following replaces the first paragraph of the “General Information” section found under the “Shareholder Information” heading on page 16 of the Prospectus:

General Information. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers each Fund’s shares to the public on a continuous basis. Shares of each Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by State Street, the Funds’ Custodian. See the Account Application or call 1-888-637-7622 for instructions on how to make payment for shares or to make general inquiries.

The following table replaces the similar table found in the “Other Information” section under the “Shareholder Information” heading on page 16 of the prospectus:

State Street Bank & Trust Company
ABA #: 011001438
Attn: Name of Fund
DDA #: 717171333
Name of Account
Account #
Amount of Wire:

The following replaces the first paragraph found in the “Redemptions” section under the “Shareholder Information” heading on page 17 of the Prospectus:

Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after State Street has received a proper notice of redemption as described below. If notice of redemption is received prior to the times set forth below on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt.

The following replaces the first “Redemption By Wire” paragraph found in the “Redemptions” section under the “Shareholder Information” heading on page 18 of the Prospectus:

Redemption By Wire. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide State Street with the dollar amount to be redeemed and the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder’s account number).

The following replaces the “Redemption By Mail” paragraph found in the “Redemptions” section under the “Shareholder Information” heading on page 18 of the Prospectus:

Redemption By Mail. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to State Street Bank & Trust Company, P.O. Box 642, Boston, MA 02117-0642. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific “Medallion Guaranteed” stamp. In certain instances, State Street may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

The following replaces the first “Telephone Redemption” paragraph found in the “Redemptions” section under the “Shareholder Information” heading on page 18 of the Prospectus:

Telephone Redemption. A shareholder may request redemption by calling State Street at 1-888-637-7622. The telephone redemption option is made available to shareholders of a Fund on the Account Application. Shareholders will automatically be given the telephone redemption option unless that option has been declined on the Account Application. Each Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by a Fund. Neither the Funds nor State Street will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. A Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with State Street. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

MERRIMAC SERIES

Merrimac Cash Series
Merrimac Prime Series
Merrimac Treasury Series
Merrimac Treasury Plus Series
Merrimac U.S. Government Series
Merrimac Municipal Series

Reserve Class

Supplement dated July 3, 2007 to the Prospectus dated May 1, 2007

Effective July 3, 2007, the Prospectus of the Merrimac Series (the “Trust”) dated May 1, 2007 is hereby supplemented and amended as follows:

The following replaces the third paragraph under the “Risk/Return Summaries” heading on page 1 of the Prospectus:

The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Advisory LLC (the “Adviser”) as investment adviser. The Adviser acts as a “manager of managers” for the Portfolios, and supervises adherence by the investment sub-advisers (each a “Sub-Adviser”) of each Fund’s investment policies and guidelines.

The following replaces the first paragraph under the “Funds’ Management” heading on page 15 of the Prospectus:

Investment Adviser. The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Advisory LLC (the “Adviser”) (formerly organized as Investors Bank & Trust Company—Advisory Division) as investment adviser. The Adviser is a wholly-owned subsidiary of State Street Bank and Trust Company (“State Street”). On February 4, 2007, State Street Corporation (“SSC”) entered into an Agreement and Plan of Reorganization (the Reorganization Agreement”) with Investors Financial Services Corp. (“IFSC”). Pursuant to the Reorganization Agreement, IFSC merged into SSC effective July 2, 2007. The Adviser continuously reviews and supervises the Portfolios’ investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. The Adviser’s business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Portfolios each pay the Adviser a unitary fee for the services provided by the Adviser, as Adviser, and State Street, as Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets (“ANA”) of each of these Portfolios.

The fifth paragraph under the “Funds’ Management” heading on page 15 of the Prospectus is deleted.

The following replaces the first paragraph of the “General Information” section found under the “Shareholder Information” heading on page 16 of the Prospectus:

General Information. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers each Fund’s shares to the public on a continuous basis. Shares of each Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by State Street, the Funds’ Custodian. See the Account Application or call 1-888-637-7622 for instructions on how to make payment for shares or to make general inquiries.

The following table replaces the similar table found in the “Other Information” section under the “Shareholder Information” heading on page 16 of the prospectus:

State Street Bank & Trust Company
ABA #: 011001438
Attn: Name of Fund
DDA #: 717171333
Name of Account
Account #
Amount of Wire:

The following replaces the first paragraph found in the “Redemptions” section under the “Shareholder Information” heading on page 17 of the Prospectus:

Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after State Street has received a proper notice of redemption as described below. If notice of redemption is received prior to the times set forth below on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt.

The following replaces the first “Redemption By Wire” paragraph found in the “Redemptions” section under the “Shareholder Information” heading on page 18 of the Prospectus:

Redemption By Wire. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide State Street with the dollar amount to be redeemed and the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder’s account number).

The following replaces the “Redemption By Mail” paragraph found in the “Redemptions” section under the “Shareholder Information” heading on page 18 of the Prospectus:

Redemption By Mail. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to State Street Bank & Trust Company, P.O. Box 642, Boston, MA 02117-0642. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific “Medallion Guaranteed” stamp. In certain instances, State Street may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

The following replaces the first “Telephone Redemption” paragraph found in the “Redemptions” section under the “Shareholder Information” heading on page 18 of the Prospectus:

Telephone Redemption. A shareholder may request redemption by calling State Street at 1-888-637-7622. The telephone redemption option is made available to shareholders of a Fund on the Account Application. Shareholders will automatically be given the telephone redemption option unless that option has been declined on the Account Application. Each Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by a Fund. Neither the Funds nor State Street will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. A Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with State Street. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.